Nature of Business and Summary of Significant Accounting Policies (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended		12 Months Ended				0 Months Ended		12 Months Ended		12 Months Ended			0 Months Ended	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011	Jul. 31, 2013	Feb. 05, 2014 Class A Common Stock [Member]	Mar. 31, 2014 Class A Common Stock [Member]	Jun. 30, 2013 Pro Forma [Member]	Jun. 30, 2013 Minority Interest [Member] Pro Forma [Member]	Jun. 30, 2013 Minimum [Member]	Jun. 30, 2013 Maximum [Member]	Jun. 30, 2013 IPO [Member] Pro Forma [Member] Class A Common Stock [Member]	Feb. 05, 2014 IPO [Member] Stock Sold by Selling Stockholders [Member] Class A Common Stock [Member]	Jun. 30, 2013 IPO [Member] Stock Sold by Selling Stockholders [Member] Pro Forma [Member] Class A Common Stock [Member]
Nature Of Business And Summary Of Significant Accounting Policies [Line Items]
Effective income tax rate	0.80%								37.60%
Equity ownership percentage									63.40%
Minority interest ownership percentage									36.50%	36.60%
Basic and diluted weighted average shares outstanding									14,214,285
Common Stock, par value								$ 0.01					$ 0.01
Common stock shares issued							8,214,285						4,787,442	571,289	1,212,558
Trade receivables, allowances			$ 254	$ 254
Definite-lived intangibles, Useful life											8 years	15 years
Amount financed under floor financing programs			51,800	34,500
Deferred financing costs						1,016
Amortization of deferred financing costs	1,583	115	148	181	181
Debt issuance costs, net	$ 0		$ 531	$ 15